Other Assets - Schedule of Other Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Other Assets Noncurrent Disclosure [Abstract]
Prepaid income taxes		₨ 593	$ 7.9	₨ 307
Derivative asset (Note 23)		6,292	83.5	2,220
Interest receivable on term deposits		95	1.3	67
Security deposits		411	5.5	402
Land use rights	[1]			330
Contract acquisition cost		147	1.9	152
Unbilled receivables		196	2.6	124
Prepaid debt financing cost		364	4.8	594
Other		17	0.2	72
Total		₨ 8,115	$ 107.7	₨ 4,268

[1]	Land use rights have been reclassified to Right-of-use assets on adoption of ASC Topic 842 effective from April 1, 2019. Refer note 2(k) and note 18.